Cover	12 Months Ended
Mar. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--03-31
Entity File Number	001-37968
Entity Registrant Name	YATRA ONLINE, INC.
Entity Central Index Key	0001516899
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Gulf Adiba, Plot No. 272
Entity Address, Address Line Two	4th Floor, Udyog Vihar, Phase-II
Entity Address, Address Line Three	Sector-20, Gurugram
Entity Address, City or Town	Haryana
Entity Address, Country	IN
Entity Address, Postal Zip Code	122008
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	YTRA
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Auditor Firm ID	1712
Auditor Name	Ernst & Young Associates LLP
Auditor Location	Gurugram, India
Ordinary shares [member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	58,132,574
Ordinary Shares Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	2,392,168
Ordinary Shares Class F [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	2,061,094
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Gulf Adiba, Plot No. 272
Entity Address, Address Line Two	4th Floor, Udyog Vihar, Phase-II
Entity Address, Address Line Three	Sector-20, Gurugram
Entity Address, City or Town	Haryana
Entity Address, Country	IN
Entity Address, Postal Zip Code	122008
City Area Code	+91 124
Local Phone Number	4591700
Contact Personnel Name	Dhruv Shringi